Deferred Revenue	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]

15.  Deferred Revenue:

Current portion of deferred revenue comprises of upfront licensing fees which are recognized over the development period of the contract. For the year ended December 31, 2011 deferred revenues amounted to $4,367,000 and $795,000 for the year ended December 31, 2012. These deferred revenues result from the upfront license fees received in 2011 from undisclosed partners.